UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill, New York 12043
(Address of principal executive offices) (Zip code)
Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill, New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-453-4392

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FAM VALUE FUND

September 30, 2004 (unaudited)

Industry	Issue	Shares	Value

AUTOMOTIVE
	CARMAX, INC	300,000	$6,465,000.00

BANKING
	BANKNORTH GROUP	340,507	$11,917,745.00
	M & T BANCORP	143,000	$13,685,100.00
	NORTH FORK BANCORP	245,950	$10,932,477.50
	TCF FINANCIAL CORP	200,000	$6,058,000.00
			$42,593,322.50
LIFE INSURANCE
	PROTECTIVE LIFE CORP	471,400	$18,530,734.00

MACHINERY & EQUIPMENT
	IDEX CORP	514,500	$17,472,420.00
	KAYDON CORP	780,750	$22,462,177.50
	TENNANT CO	255,075	$10,338,189.75
			$50,272,787.25
PUBLISHING
	JOHN WILEY & SON	301,700	$9,639,315.00

COMPUTER SOFTWARE & SERVICES
	REYNOLDS & REYNOLDS	675,400	$16,662,118.00

RESTAURANTS
	OUTBACK STEAKHOUSE	329,000	$13,663,370.00
	YUM! BRANDS	416,800	$16,947,088.00
			$30,610,458.00

REGISTERED INVESTMENT COMPANY
	ALLIED CAPITAL CORP	736,391	$17,960,576.49

PROPERTY & CASUALTY INSURANCE
	BERKSHIRE HATHAWAY	215	$18,629,750.00
	MARKEL CORP	60,650	$18,704,460.00
	WHITE MOUNTAINS INS.	100,275	$52,744,650.00
			$90,078,860.00
INSURANCE AGENCY
	BROWN & BROWN	939,848	$42,951,053.60

MEDIA
	MEREDITH CORP	110,450	$5,674,921.00

RECREATION & ENTERTAINMENT
	INTERNATIONAL SPEED	315,988	$15,767,801.20

CONSUMER SERVICES
	H & R BLOCK	220,000	$10,872,400.00
	SERVICEMASTER	428,225	$5,506,973.50

			$16,379,373.50

PHARMACEUTICALS
	WATSON PHARMACEUTICALS	538,600	$15,867,156.00

CONSTRUCTION MATERIALS
	FLORIDA ROCK INDS.	27,750	$1,359,472.50
	MARTIN MARIETTA MATERIALS	371,443	$16,815,224.61
	VULCAN MATERIALS	387,165	$19,726,056.75
			$37,900,753.86

ELECTRONIC EQUIPMENT
	AMERICAN POWER CONVERSION	449,055	$7,809,066.45
	ZEBRA TECHNOLOGY	258,502	$15,771,207.02
			$23,580,273.47

RETAIL STORES
	CATO CORP	213,000	$4,739,250.00
	ROSS STORES	553,300	$12,969,352.00
	WHOLE FOODS MARKET	50,000	$4,289,500.00
			$21,998,102.00

HOME FURNISHING
	ETHAN ALLEN INTERIORS	608,175	$21,134,081.25

INVESTMENT MANAGEMENT
	FEDERATED INVESTORS	580,000	$16,495,200.00
	WADDELL & REED	116,400	$2,560,800.00
			$19,056,000.00

CONSUMER PRODUCTS
	CSS INDUSTRIES	222,075	$6,871,000.50

HEALTH CARE SERVICES
	AMSURG CORP	29,403	$622,755.54
	LINCARE HOLDINGS	350,000	$10,398,500.00
	RENAL CARE GROUP	225,150	$7,256,584.50
			$18,277,840.04

ELECTRONIC COMPONENTS
	LITTLEFUSE INC	360,900	$12,461,877.00

RETAIL APPAREL
	JONES APPAREL GROUP	306,000	$10,954,800.00
	LIZ CLAIBORNE INC.	381,150	$14,376,978.00
			$25,331,778.00

WHOLESALE DISTRIBUTION
	SCP POOL CORP	275,950	$7,378,903.00

TELECOMMUNICATIONS SERVICES
	COMMONWEALTH TELEPHONE	320,250	$13,946,887.50
	HICKORY TECH	258,800	$3,002,338.80
			$16,949,226.30
SPECIALTY RETAIL
	MOVIE GALLERY	649,000	$11,376,970.00

LEISURE PRODUCTS
	CALLAWAY GOLF CO	72,500	$766,325.00

	TOTAL COMMON STOCKS		$602,536,606.96

T-BILLS
	US TREASURY BILL 10-7-2004	45,000,000	$44,990,062.50
	US TREASURY BILL 10-21-2004	30,000,000	$29,977,500.00
	US TREASURY BILL 10-28-2004	10,000,000	$9,989,425.05
	US TREASURY BILL 11-26-2004	65,000,000	$64,843,783.33
	TOTAL US TREASURIES		$149,800,770.88

MONEY MARKETS
	FIRST AMERICAN MONEY MARKET	16,603,638	$16,603,637.81

TOTAL INVESTMENTS			$768,941,015.65

FAM EQUITY-INCOME FUND

September 30, 2004 (unaudited)

Industry	Issue	Shares	Value

BANKING
	BANK NORTH GROUP	42,200	$1,477,000.00
	NORTH FORK BANCORP	73,000	$3,244,850.00
	TCF FINANCIAL CORP	63,000	$1,908,270.00
	TRUSTCO BANK CORP NY	18,607	$238,541.74
			$6,868,661.74
LIFE INSURANCE
	PROTECTIVE LIFE CORP	140,219	$5,512,008.89

MACHINERY & EQUIPMENT
	IDEX CORP	134,137	$4,555,292.52
	KAYDON CORP	124,000	$3,567,480.00
	MODERN CONTROLS	24,000	$196,800.00
	TENNANT CO	84,295	$3,416,476.35
			$11,736,048.87
TELECOMMUNICATIONS SERVICES
	HICKORY TECH CORP	325,848	$3,780,162.65

COMPUTER SOFTWARE & SERVICES
	REYNOLDS & REYNOLDS	92,600	$2,284,442.00

RESTAURANTS
	OUTBACK STEAKHOUSE	127,850	$5,309,610.50

REGISTERED INVESTMENT COMPANY
	ALLIED CAPITAL CORP	193,714	$4,724,684.46

PROPERTY & CASUALTY INSURANCE
	WHITE MOUNTAINS INS.	10,575	$5,562,450.00

INSURANCE AGENCY
	BROWN & BROWN	60,600	$2,769,420.00

CONSUMER SERVICES
	H & R BLOCK	93,650	$4,628,183.00

RECREATION & ENTERTAINMENT
	INTERNATIONAL SPEED	91,400	$4,560,860.00
	SIX FLAGS PREF 7.25%	54,900	$1,130,940.00
			$5,691,800.00
CONSTRUCTION MATERIALS
	MARTIN MARIETTA MATERIALS	63,000	$2,852,010.00
	VULCAN MATERIALS	85,500	$4,356,225.00
			$7,208,235.00
COMMERCIAL SERVICE
	McGRATH RENTCORP	85,000	$3,106,750.00

RETAIL STORES
	CATO CORP	57,300	$1,274,925.00
	ROSS STORES	202,441	$4,745,217.04
			$6,020,142.04
HOME FURNISHINGS
	ETHAN ALLEN INTERIORS	117,000	$4,065,750.00

INVESTMENT MANAGEMENT
	FEDERATED INVESTORS	179,900	$5,116,356.00
	WADDELL & REED	51,409	$1,130,998.00
			$6,247,354.00
MEDIA
	MEREDITH CORP	55,300	$2,841,314.00

PUBLISHING
	COURIER CORP	131,500	$5,480,920.00
	JOHN WILEY & SON	172,650	$5,516,167.50
			$10,997,087.50
RETAIL APPAREL
	LIZ CLAIBORNE INC.	147,025	$5,545,783.00

SPECIALTY RETAIL
	MOVIE GALLERY	284,025	$4,978,958.25

	TOTAL COMMON STOCKS		$109,878,845.90

T-BILLS
	US TREASURY BILL 10-7-2004	8,000,000	$7,998,233.19
	US TREASURY BILL 10-28-2004	3,000,000	$2,996,827.50
	US TREASURY BILL 11-26-2004	5,000,000	$4,987,983.33
	TOTAL US TREASURIES		$15,983,044.02

MONEY MARKETS
	FIRST AMERICAN MONEY MARKET	3,528,346	$3,528,345.66

TOTAL INVESTMENTS			$129,390,235.58

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 29, 2004

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	November 29, 2004